Due from Financial Institutions Measured at Amortized Cost	12 Months Ended
Dec. 31, 2024
Due From Financial Institution [Abstract]
Due from Financial Institutions Measured at Amortized Cost
7. Due from Financial Institutions Measured at Amortized Cost
7.1 Details of due from financial institutions as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		Financial institutions	Interest rate (%) as of December 31, 2024	December 31, 2023		December 31, 2024
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	—	￦	13,731,708	￦	11,635,481
	Due from banks	KEB Hana Bank and others	0.00 ~ 4.71		3,953,940		3,342,114
	Due from others	Samsung securities and others	0.00 ~ 3.86		1,030,310		1,473,585

					18,715,958		16,451,180

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	The Bank of Korea. and others	0.00 ~ 5.25		6,210,917		7,767,797
	Time deposits in foreign currencies	Industrial Bank Changsha BR. and others	0.00 ~ 7.55		442,122		634,903
	Due from others	The Bank of New York Mellon and others	0.00 ~ 7.50		2,211,303		2,937,813

					8,864,342		11,340,513

				￦	27,580,300	￦	27,791,693

*	Before netting of allowance
7.2 Details of restricted due from financial institutions as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		Financial institutions	December 31, 2023		December 31, 2024		Reasons of restriction
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	13,731,708	￦	11,635,481	Bank of Korea Act
	Due from banks	KEB Hana Bank and others		40,721		106,500	Net settlement and others
	Due from others	Korea Securities Finance Corporation and others		799,361		1,254,615	Derivatives margin account and others

				14,571,790		12,996,596

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	The Bank of Korea and others		1,630,348		2,736,871	Bank of Korea Act and others
	Time deposits in foreign currencies	Agricultural Bank of China New York Branch and others		86,406		98,264	Bank Act of the State of New York and others
	Due from others	The Bank of New York Mellon and others		1,689,065		2,709,177	Derivatives margin account and others

				3,405,819		5,544,312

			￦	17,977,609	￦	18,540,908

*	Before netting of allowance.

7.3 Changes in allowances for credit losses of due from financial institutions for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	2,743	￦	—	￦	—
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Provision (reversal) of credit losses		(1,724)		—		—
Business Combination		6		—		—
Others		(4)		—		—

Ending	￦	1,021	￦	—	￦	—

(In millions of Korean won)	2024
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	1,021	￦	—	￦	—
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Provision (reversal) of credit losses		472		—		—
Business Combination		—		—		—
Others		79		—		—

Ending	￦	1,572	￦	—	￦	—